FINANCIAL INSTRUMENTS:	6 Months Ended
Jun. 30, 2018
Financial Instruments
FINANCIAL INSTRUMENTS:

NOTE 5 - FINANCIAL INSTRUMENTS:

a.	As of June 30, 2018 and as of December 31, 2017, the Company holds financial assets at fair value through profit and loss in an amount of approximately $1.7 million and $1.8 million, respectively, which are included in Level 1.

b.	The fair value of restricted bank deposits, other receivables and other payables which constitute financial assets and financial liabilities, approximates their carrying amount.